SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	$ 4,282	$ 3,630
Credit loss expense	(519)	1,950
Write-offs	(540)	(1,298)
Balance at December 31, end of the year	$ 3,223	$ 4,282